UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

ETFB Green SRI REITs ETF
RITA (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the ETFB Green SRI REITs ETF (RITA) (the “Fund”) for the period of  November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://ritaetf.com/rita. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETFB Green SRI REITs ETF	$57	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to replicate the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (the “Index”). For the year ended October 31, 2024, the Fund delivered a total return of 27.51% at Net Asset Value (“NAV”). This performance was primarily driven by strong fundamentals in its holdings, particularly in sectors such as industrial and data center real estate, which saw robust growth due to increased demand for logistics and digital infrastructure. Additionally, the Federal Reserve’s interest rate cuts, which took place in September 2024, began influencing the REITs market as early as late April 2024. This impact is reflected in better performance of the Fund’s top five constituents since May 2024: Prologis (11%), Digital Realty Trust (29%), Public Storage (27%), Welltower Inc. (43%), and AvalonBay Communities (18%).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2021)
ETFB Green SRI REITs ETF NAV	27.51	-4.44
S&P 500 TR	38.02	8.58
Visit https://ritaetf.com/rita for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
ETFB Green SRI REITs ETF	PAGE 1	TSR-AR-26922B402

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,136,247
Number of Holdings	53
Net Advisory Fee	$34,356
Portfolio Turnover	80%
30-Day SEC Yield	2.96%
30-Day SEC Yield Unsubsidized	2.96%
Visit https://ritaetf.com/rita for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
Prologis, Inc.	8.8%
Digital Realty Trust, Inc.	8.2%
Public Storage	7.3%
Welltower, Inc.	7.0%
Alexandria Real Estate Equities, Inc.	6.1%
AvalonBay Communities, Inc.	6.0%
Equity Residential	5.1%
Goodman Group	4.8%
Iron Mountain, Inc.	4.7%
Nippon Prologis REIT, Inc.	3.0%

Industry	(% of Net Assets)
REITS-Warehouse-Industrial	27.2%
REITS-Apartments	21.7%
REITS-Health Care	13.8%
REITS-Storage	13.8%
REITS-Diversified	12.1%
REITS-Manufactured Homes	4.4%
REITS-Shopping Centers	2.8%
REITS-Regional Malls	2.6%
REITS-Hotels	0.5%
Cash & Other	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://ritaetf.com/rita.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ETFB Green SRI REITs ETF	PAGE 2	TSR-AR-26922B402

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$16,000	$15,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,500	$4,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
ETFB GREEN SRI REITs ETF (Ticker: RITA)
Annual Financial Statements and Additional Information
October 31, 2024

ETFB GREEN SRI REITs ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 7.6%
Arena REIT	4,288	$11,263
BWP Trust	5,507	12,444
Dexus Industria REIT	2,389	4,225
Goodman Group	14,333	343,980
Mirvac Group	80,330	112,598
Vicinity, Ltd.	41,827	59,725
		544,235
Japan - 6.8%
Advance Residence Investment Corporation	65	130,576
Japan Logistics Fund, Inc.	37	66,288
Mitsui Fudosan Logistics Park, Inc.	116	77,295
Nippon Prologis REIT, Inc.	132	212,309
		486,468
Netherlands - 0.2%
NSI NV	705	15,154
New Zealand - 0.1%
Goodman Property Trust	8,227	10,356
Singapore - 3.8%
AIMS APAC REIT	23,016	22,096
Digital Core REIT Management Pte, Ltd.	41,823	26,139
ESR-LOGOS REIT	336,674	71,259
Frasers Logistics & Commercial Trust	146,844	118,772
PARAGON REIT	51,557	34,101
		272,367
United Kingdom - 5.3%
Abrdn Property Income Trust, Ltd.	11,017	8,626
Custodian Property Income REIT PLC	21,046	21,159
Life Science REIT PLC	11,175	6,005
Picton Property Income, Ltd.	10,550	9,400
Target Healthcare REIT PLC	20,678	24,112
Tritax Big Box REIT PLC	84,786	153,806
UNITE Group PLC	13,339	150,141
Warehouse REIT PLC	4,413	4,891
		378,140
United States - 75.6%(a)
Agree Realty Corporation	282	20,937
Alexandria Real Estate Equities, Inc.	3,931	438,503
American Homes 4 Rent - Class A	3,412	120,239
Apple Hospitality REIT, Inc.	2,566	37,900
AvalonBay Communities, Inc.	1,921	425,713
Camden Property Trust	867	100,390
CareTrust REIT, Inc.	843	27,541
CubeSmart	2,610	124,862

The accompanying notes are an integral part of these financial statements.

1

ETFB GREEN SRI REITs ETF
SCHEDULE OF INVESTMENTS
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - (Continued)
Curbline Properties Corporation(b)	112	$2,534
Digital Realty Trust, Inc.	3,303	588,694
EastGroup Properties, Inc.	3	514
Equity LifeStyle Properties, Inc.	2,027	142,133
Equity Residential	5,180	364,517
First Industrial Realty Trust, Inc.	2,496	131,015
Invitation Homes, Inc.	6,172	193,862
Iron Mountain, Inc.	2,708	335,061
Mid-America Apartment Communities, Inc.	405	61,293
Prologis, Inc.	5,531	624,671
Public Storage	1,578	519,257
Regency Centers Corporation	1,956	139,737
Rexford Industrial Realty, Inc.	2,801	120,135
SITE Centers Corporation	56	893
STAG Industrial, Inc.	1,399	52,155
Sun Communities, Inc.	1,292	171,422
Tanger, Inc.	4,548	151,130
Welltower, Inc.	3,678	496,089
		5,391,197
TOTAL COMMON STOCKS (Cost $7,232,586)		7,097,917
	Contracts
RIGHTS - 0.0%(c)
Singapore - 0.0%(c)
ESR-LOGOS REIT, Expires 11/04/2024, Exercise Price $0.31(b)(d)	13,467	0
TOTAL RIGHTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.78%(e)	33,832	33,832
TOTAL SHORT-TERM INVESTMENTS (Cost $33,832)		33,832
TOTAL INVESTMENTS - 99.9% (Cost $7,266,418)		7,131,749
Other Assets in Excess of Liabilities - 0.1%		4,498
TOTAL NET ASSETS - 100.0%		$7,136,247

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

2

ETFB GREEN SRI REITs ETF
SCHEDULE OF INVESTMENTS
October 31, 2024(Continued)
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

ETFB GREEN SRI REITs ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024

ASSETS:
Investments, at value	$7,131,749
Dividends receivable	5,645
Dividend tax reclaims receivable	1,857
Interest receivable	88
Total assets	7,139,339
LIABILITIES:
Payable to adviser	3,092
Total liabilities	3,092
NET ASSETS	$7,136,247
NET ASSETS CONSISTS OF:
Paid-in capital	$ 10,104,058
Total accumulated losses	(2,967,811)
Total net assets	$7,136,247
Net assets	$7,136,247
Shares issued and outstanding(a)	350,000
Net asset value per share	$20.39
Cost:
Investments, at cost	$7,266,418

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

ETFB GREEN SRI REITs ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividend income	$249,425
Less: Dividend withholding taxes	(10,950)
Interest income	1,985
Total investment income	240,460
EXPENSES:
Investment advisory fee	34,356
Total expenses	34,356
NET INVESTMENT INCOME	206,104
REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(743,397)
In-kind redemptions	27,190
Foreign currency	(5,123)
Net realized loss	(721,330)
Net change in unrealized appreciation on:
Investments	2,153,879
Foreign currency	34
Net change in unrealized appreciation	2,153,913
Net realized and unrealized gain	1,432,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,638,687

The accompanying notes are an integral part of these financial statements.

5

ETFB GREEN SRI REITs ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$ 206,104	$ 233,237
Net realized loss	(721,330)	(2,209,279)
Net change in unrealized appreciation	2,153,913	2,050,696
Net increase in net assets from operations	1,638,687	74,654
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(204,060)	(259,873)
Return of capital	—	(40,253)
Total distributions to shareholders	(204,060)	(300,126)
CAPITAL TRANSACTIONS:
Subscriptions	—	460,688
Redemptions	(471,785)	(5,274,720)
Net decrease in net assets from capital transactions	(471,785)	(4,814,032)
Net increase (decrease) in net assets	962,842	(5,039,504)
NET ASSETS:
Beginning of the year	6,173,405	11,212,909
End of the year	$ 7,136,247	$6,173,405
SHARES TRANSACTIONS
Subscriptions	—	25,000
Redemptions	(25,000)	(275,000)
Total decrease in shares outstanding	(25,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

6

ETFB GREEN SRI REITs ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,		Period Ended October 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$16.46	$17.94	$25.20
INVESTMENT OPERATIONS:
Net investment income(b)	0.57	0.43	0.40
Net realized and unrealized loss on investments(g)	3.93	(1.29)	(7.31)
Total from investment operations	4.50	(0.86)	(6.91)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)	(0.54)	(0.35)
Return of capital	—	(0.08)	—
Total distributions	(0.57)	(0.62)	(0.35)
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$20.39	$16.46	$17.94
Total return(c)	27.51%	−5.03%	−27.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,136	$6,173	$11,213
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	3.00%	2.29%	2.06%
Portfolio turnover rate(c)(f)	80%	71%	7%

(a)	Inception date of the Fund was December 8, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

7

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024
NOTE 1 – ORGANIZATION
ETFB Green SRI REITs ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index. The Fund commenced operations on December 8, 2021.
The end of the reporting period for the Fund is October 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended October 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$7,097,917	$ —	$ —	$7,097,917
Rights	—	—	0	0
Money Market Funds	33,832	—	—	33,832
Total Investments in Securities	$7,131,749	$—	$0	$7,131,749

Refer to Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

9

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for foreign currency reclasses, PFIC sales adjustments, partnership adjustments, and redemption in-kind transactions.

During the fiscal year ended October 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$16,574	$(16,574)

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

10

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (“Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the Fund’s average daily net assets.
The Adviser has entered into an agreement with Exchange Traded Funds Bureau, Inc. (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor will also provide marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,442,827 and $5,428,282, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $457,995, respectively.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of October 31, 2024 were as follows:

Tax cost of investments	$7,496,262
Gross tax unrealized appreciation	$599,702
Gross tax unrealized depreciation	(964,215)
Net tax unrealized appreciation (depreciation)	(364,513)
Undistributed ordinary income	17,165
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(2,620,463)
Distributable earnings (accumulated losses)	$(2,967,811)

11

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing gains and losses associated with wash sales, passive foreign investment companies, and partnerships.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2024, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.
As of October 31, 2024, the Fund had a short-term capital loss carryforward of $497,289 and $2,123,025 of long-term capital loss carryforward available. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the past two fiscal periods was as follows:

	Year Ended October 31,
	2024	2023
Ordinary Income	$204,060	$259,873
Return of Capital	—	40,253

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

12

ETFB GREEN SRI REITs ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2024(Continued)
Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.
In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

13

ETFB GREEN SRI REITs ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of ETFB Green SRI REITs ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ETFB Green SRI REITs (the “Fund”), a series of ETF Series Solutions, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended October 31, 2024 and 2023, and for the period from December 8, 2021 (commencement of operations) to October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2024

14

ETFB Green SRI REITs ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of ETFB Green SRI REITs ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an index-based fund, and monitoring the Fund’s adherence to its investment restrictions and its compliance with the Fund’s policies and procedures and applicable securities regulations. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index established by FTSE Russell and IdealRatings, Inc.
Historical Performance. The Trustees next considered the Fund’s performance. The Board noted that, for each of the one-year and since inception periods ended June 30, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) slightly outperformed, but was generally consistent with, the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Total Return Index, for the one-year and since inception periods. However, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of exchange-listed real estate investment trusts (“REITs”) in developed markets meeting certain business, financial, socially responsible investing (“SRI”), and green investing criteria.

15

ETFB Green SRI REITs ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board observed that additional information regarding the Fund’s past investment performance for periods ended June 30, 2024, had been included in the Materials, including the Barrington Report, which compared the Fund’s performance results with the returns of a group of (i) ETFs selected by Barrington Partners as most comparable (the “Peer Group”) and (ii) funds in the Fund’s Morningstar category – U.S. Fund Real Estate (the “Category Peer Group”). The Board noted that each fund in the Peer Group invests primarily in real estate investments, including REITs, and these peer funds are screened so as to remove funds that do not apply certain SRI and green investing criteria. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include index-based, real estate ETFs with similar investment objectives to the Fund; however, some of these peer funds do not apply SRI and/or green investment screens similar to those of the Fund.
The Board noted that for the one-year period ended June 30, 2024, the Fund underperformed the median return of its Peer Group and Category Peer Group. The Board also considered that the Fund outperformed half of the funds in its Selected Peer Group for the one-year period. In addition, the Board noted that the Fund commenced operations on December 8, 2021, and thus had been operating for less than three years as of the date of the Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund had a lower net expense ratio than the median net expense ratio of its Peer Group, and the Fund’s net expense ratio was significantly lower than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

16

ETFB GREEN SRI REITs ETF
ADDITIONAL INFORMATION (Unaudited)
1.	FEDERAL TAX INFORMATION
For the fiscal period ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 30.89%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal period ended October 31, 2024 was 1.16%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.
2.	INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://ritaetf.com/. The Fund’s portfolio holdings are posted on its website at https://ritaetf.com/ daily.
3.	INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://ritaetf.com/.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4.	FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://ritaetf.com/.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/08/2025

* Print the name and title of each signing officer under his or her signature.